UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	7/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Government Money Market Fund, Inc.

ANNUAL REPORT	JULY 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Maximum current income consistent with stability of capital and the maintenance of liquidity

Highlights

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

•	Throughout the period, the Fund maintained a cautious stance on interest rate risk, with a weighted average maturity slightly shorter than its peer group.

•

The Fund maintained a weighted average life of between 60 to 80 days. Although London Interbank Offered Rate (LIBOR)-based floating rate securities were added throughout the period, a conservative position was maintained overall. At the end of the period, the Fund had a shorter weighted average life than its peer group, as it had transitioned to a government money market strategy.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Government Money Market Fund, Inc. informative and useful. The report covers performance for the 12-month period that ended July 31, 2016.

During the period, equity and fixed income markets achieved positive returns in the US, after a highly volatile and dramatic second quarter. Brexit—the term used to represent Britain’s decision to leave the European Union—triggered a sharp sell-off in global stocks. Initial losses were steep, but positive investor sentiment prevailed as US equities rebounded quickly. European stocks were negatively impacted, while Asian stocks were generally less affected. In the wake of Brexit, US Treasuries experienced a price rally, sending interest rate yields to all-time lows.

While uncertainty lingers over the health of the global economy, the US economy grew, but at a very slow pace. Labor markets turned up sharply in June, after disappointing numbers in May. The Federal Reserve kept rates unchanged at their July meeting but had a hawkish tone, citing strength in consumer spending and a tightening labor market.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for many major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Money Market Fund, Inc.

September 15, 2016

Prudential Government Money Market Fund, Inc.	3

Your Fund’s Performance (unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at www.prudentialfunds.com.

Fund Facts as of 7/31/16
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)
Class A	0.01	1.00	42 Days	504.9
Class B	0.01	1.00	42 Days	18.8
Class C	0.01	1.00	42 Days	15.7
Class Z*	0.01	1.00	42 Days	110.9
iMoneyNet, Inc. Government & Agency Retail Avg.**	0.02	N/A	43 Days	N/A

The Fund’s manager has voluntarily waived all or a portion of the management fee it is entitled to receive from the Fund in order to maintain a zero or positive net yield for the Fund. This voluntary waiver may be terminated at any time without prior notice. Without the waiver, the Fund’s 7-day yield would have been negative.

*Class Z shares are available to institutional investors through certain retirement, mutual fund wrap, and asset allocation programs, and to institutions at an investment minimum of $5,000,000. Performance by share class may vary. Other share classes, which contain either a sales load or contingent deferred sales charge, are also available. These expenses could lower total fund return. Please see the prospectus for additional information about fees, expenses, and investor eligibility requirements.

**iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of July 26, 2016.

4	Visit our website at prudentialfunds.com

Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential Government Money Market Fund, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Government & Agency Retail Average every Tuesday from July 28, 2015 to July 26, 2016, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of July 31, 2016.

Prudential Government Money Market Fund, Inc.	5

Your Fund’s Performance (continued)

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.125%	None	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6	Visit our website at prudentialfunds.com

Strategy and Performance Overview

How did the Fund perform?

The seven-day current yields of the Prudential Government Money Market Fund, Inc.’s share classes remained slightly above zero throughout the 12-month reporting period that ended July 31, 2016.

On March 30, 2016, the Fund’s investment policies were changed to allow it to qualify and begin operating as a government money market fund under new money market fund rules adopted by the Securities and Exchange Commission. At the same time, the Fund was renamed the Prudential Government Money Market Fund. During the reporting period, part of the Fund’s return is based on performance before March 30, 2016. After March 30, 2016, performance is based on the investment policies of the Fund as a government money market fund.

What were market conditions?

•	During the reporting period, global economic conditions experienced bouts of improvement and weakness.

•

Through late 2015, the US economic expansion remained on track amid encouraging labor market developments, such as improving wages and lower unemployment, in addition to falling fuel prices, which helped consumer sectors. As the economy continued to pick up, the Federal Reserve (Fed) began a “liftoff” (i.e., an increase) of the target federal funds rate, raising it during December from a range between zero to 0.25% to a range between 0.25% to 0.50%.

•

Periods of improvement and weakness continued into 2016. During the first part of the first quarter, deteriorating economic data in developed and emerging markets countries, a further drop in commodity prices, and heightened volatility in global financial markets drove an increase in risk aversion. By March, investor sentiment had improved, commodity prices had regained some ground, and the number of negative economic surprises had diminished. All the G3 central banks—the Fed, the European Central Bank (ECB), and the Bank of Japan (BoJ)—maintained and, in some cases, expanded their accommodative monetary policies during the first quarter. Despite a growing sense that policy options were approaching their limits, the BoJ and ECB managed to find new tools to deploy. In the US, the Fed took a much less hawkish stance at its March policy meeting than analysts expected. (Hawkish tends to imply higher interest rates.)

•

The reporting period ended with a roller-coaster ride in terms of US economic data releases. The market consensus estimated that the real gross domestic product (GDP) for the second quarter would be in the mid-2% range. However, the US government’s first estimate, issued in July, was approximately half that—1.2% quarter-over-quarter on a seasonally adjusted annual rate. (Real GDP is an inflation-adjusted measure that reflects the value of all goods and services produced by an economy in a given year.) A week later, the outlook brightened with a stronger-than-expected July employment report.

Prudential Government Money Market Fund, Inc.	7

Strategy and Performance Overview (continued)

•

The three-month London Interbank Offered Rate (LIBOR), the rate that banks pay one another to borrow in US dollars, rose during the period from approximately 0.30% on July 31, 2015 to 0.76% on July 31, 2016. The increase reflected not just the Fed’s December rate hike and expectations of another rate hike during 2016, but also the impact on the short-term credit markets of the Securities and Exchange Commission’s changes for money market funds. The rule changes require institutional prime (or general purpose) money market funds to have a floating net asset value (NAV), much the same as the broader fixed income fund universe. More importantly, if liquidity contingencies are not maintained during times of stress, a fund could be subjected to mandated “fees and gates,” which could either restrict redemptions from a fund or impose a fee for those redemptions.

•

To maintain a stable NAV and avoid “fees and gates,” the new rules require a money market fund to be categorized as a government money market fund and to hold a minimum 99.5% of assets in government securities and/or repurchase agreements collateralized fully by government securities. As a result, during the period, many funds, including the Fund, began transitioning to a government money market strategy, which increased demand for government bonds and caused spreads (yield differentials) to widen between short-term government bonds and corporate debt of comparable maturities. The spread widening was also reflected in higher three-month LIBOR rates.

•	The two-year US Treasury bill hovered in a tight range during the reporting period, beginning and ending at approximately 0.70%.

How was the Fund managed during the reporting period?

•	Throughout the period, the Fund maintained a cautious stance on interest rate risk, with a weighted average maturity slightly shorter than its peer group.

•

The Fund maintained a weighted average life of between 60 to 80 days. Although LIBOR-based floating rate securities were added throughout the period, a conservative position was maintained overall. The Fund had a shorter weighted average life than its peer group at the end of the period, as it had transitioned to a government money market strategy. Government money market funds generally have much longer weighted average lives than prime money market funds.

•

As year-end 2015 approached, the Fund increased its holdings of US Treasury and agency securities on expectations of reduced liquidity in the credit markets and a diminished supply of non-government securities.

•

During January 2016, in preparation for the Fund’s conversion to a government money market strategy, Prudential Fixed Income began to position the Fund’s holdings so they would mature by the conversion date of March 30, 2016. Maturing credit positions were redeployed into government money market fund-eligible assets, including repurchase agreements as well as US Treasury and agency securities.

8	Visit our website at prudentialfunds.com

Current outlook

•	Prudential Fixed Income believes that global central banks, including the Fed, are likely to maintain accommodative monetary policies given the continued weakness of the world economy.

•

The Fed is expected to be gradual and cautious in its hiking cycle, with any near-term rate increase requiring a relatively calm global environment and a rebound or upward revisions to US economic data.

Prudential Government Money Market Fund, Inc.	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2016, at the beginning of the period, and held through the six-month period ended July 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your

10	Visit our website at prudentialfunds.com

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Money Market Fund, Inc.		Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,000.10	0.39%	$1.94
	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96
Class B	Actual	$1,000.00	$1,000.10	0.39%	$1.94
	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96
Class C	Actual	$1,000.00	$1,000.10	0.39%	$1.94
	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96
Class Z	Actual	$1,000.00	$1,000.10	0.39%	$1.94
	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2016, and divided by the 366 days in the Fund’s fiscal year ended July 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s expense ratios for the 12-month period ended July 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.60	0.31
B	0.48	0.31
C	0.48	0.31
Z	0.48	0.31

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Government Money Market Fund, Inc.	11

Portfolio of Investments

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 94.2%
Federal Farm Credit Bank	0.418	%(a)	11/16/16	5,000	$4,993,907
Federal Farm Credit Bank	0.440	(b)	10/03/16	5,000	4,999,792
Federal Farm Credit Bank	0.450		09/08/16-09/16/16	5,800	5,799,843
Federal Farm Credit Bank	0.468	(b)	12/19/16	1,825	1,824,337
Federal Farm Credit Bank	0.471	(b)	09/27/16	2,000	1,999,939
Federal Farm Credit Bank	0.473	(b)	10/13/16	7,000	7,000,000
Federal Farm Credit Bank	0.493	(b)	12/28/16	2,000	1,999,918
Federal Farm Credit Bank	0.498	(b)	06/05/17	3,000	2,997,214
Federal Farm Credit Bank	0.499	(b)	09/14/16	4,000	4,000,105
Federal Farm Credit Bank	0.509	(b)	07/14/17	3,650	3,646,958
Federal Farm Credit Bank	0.536	(b)	08/29/17	850	849,357
Federal Farm Credit Bank	0.563	(b)	09/28/17	10,000	9,998,814
Federal Farm Credit Bank	4.875		01/17/17	5,000	5,101,521
Federal Farm Credit Bank	5.125		08/25/16	6,000	6,018,711
Federal Home Loan Bank	0.306	(a)	08/19/16-08/29/16	73,000	72,984,233
Federal Home Loan Bank	0.316	(a)	08/09/16	12,000	11,999,173
Federal Home Loan Bank	0.320	(a)	08/05/16	20,679	20,678,278
Federal Home Loan Bank	0.324	(a)	08/10/16	17,000	16,998,648
Federal Home Loan Bank	0.326	(a)	08/02/16-08/31/16	22,913	22,908,915
Federal Home Loan Bank	0.335	(a)	10/03/16	16,000	15,990,786
Federal Home Loan Bank	0.336	(a)	10/07/16	1,065	1,064,346
Federal Home Loan Bank	0.338	(a)	08/30/16	17,000	16,995,453
Federal Home Loan Bank	0.346	(a)	08/17/16-09/07/16	71,800	71,781,615
Federal Home Loan Bank	0.349	(a)	09/09/16	10,914	10,909,945
Federal Home Loan Bank	0.387	(a)	10/17/16-10/21/16	13,000	12,988,927
Federal Home Loan Bank	0.397	(a)	09/02/16	3,000	2,998,960
Federal Home Loan Bank	0.408	(a)	09/16/16-10/06/16	31,000	30,978,933
Federal Home Loan Bank	0.414	(a)	09/21/16	15,750	15,740,933
Federal Home Loan Bank	0.427	(b)	08/18/16	2,000	1,999,995
Federal Home Loan Bank	0.431	(a)	10/05/16	10,000	9,992,372
Federal Home Loan Bank	0.438	(b)	08/19/16	3,000	2,999,993
Federal Home Loan Bank	0.440	(b)	09/02/16	1,000	1,000,000
Federal Home Loan Bank	0.442	(b)	09/01/16	8,000	7,999,945
Federal Home Loan Bank	0.443	(b)	08/24/16	11,000	10,999,902
Federal Home Loan Bank	0.447	(a)	01/06/17	7,000	6,986,548
Federal Home Loan Bank	0.448	(b)	08/24/16-08/25/16	11,000	10,999,940
Federal Home Loan Bank	0.449	(a)	11/14/16	5,000	4,993,583
Federal Home Loan Bank	0.450		10/11/16	7,000	6,999,554
Federal Home Loan Bank	0.465	(b)	11/21/16	5,000	5,000,000
Federal Home Loan Bank	0.468	(a)	08/24/16	4,000	3,998,827
Federal Home Loan Bank	0.481	(b)	05/16/17	3,000	2,999,326
Federal Home Loan Bank	0.482	(b)	03/17/17	4,000	3,998,001
Federal Home Loan Bank	0.488	(b)	08/17/16	5,000	4,999,917

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	13

Portfolio of Investments (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.491	%(a)	01/25/17	4,000	$3,990,535
Federal Home Loan Bank	0.493	(b)	02/17/17	425	424,753
Federal Home Loan Bank	0.500		08/19/16-10/17/16	9,705	9,705,916
Federal Home Loan Bank	0.520		09/16/16	8,970	8,971,126
Federal Home Loan Bank	0.553	(b)	10/13/16	9,000	8,999,811
Federal Home Loan Bank	0.585	(b)	10/11/16	4,000	3,999,908
Federal Home Loan Bank	0.592	(a)	09/14/16	5,000	4,996,456
Federal Home Loan Bank	0.607	(b)	12/22/17	3,000	3,000,000
Federal Home Loan Bank	0.617	(b)	12/07/17	3,000	3,000,000
Federal Home Loan Bank	0.624	(b)	08/21/17	2,000	1,999,787
Federal Home Loan Bank	0.625		10/14/16	1,200	1,200,106
Federal Home Loan Bank	0.633	(b)	01/19/17	4,000	4,000,000
Federal Home Loan Bank	0.641	(b)	09/11/17	2,000	1,999,889
Federal Home Loan Bank	0.645	(b)	10/25/17	3,000	3,000,000
Federal Home Loan Bank	2.000		09/09/16	9,135	9,149,955
Federal Home Loan Bank	4.750		12/16/16	1,610	1,635,764
Federal Home Loan Mortgage Corp.	0.306	(a)	08/26/16	1,000	999,792
Federal Home Loan Mortgage Corp.	0.408	(a)	02/01/17	6,000	5,987,733
Federal Home Loan Mortgage Corp.	0.430	(b)	09/02/16	4,000	4,000,000
Federal Home Loan Mortgage Corp.	0.492	(b)	04/20/17	6,000	5,999,341
Federal Home Loan Mortgage Corp.	0.500		01/27/17	2,000	2,000,148
Federal Home Loan Mortgage Corp.	0.631	(b)	01/08/18	4,000	4,000,000
Federal Home Loan Mortgage Corp.	0.875		10/14/16	2,205	2,207,081
Federal Home Loan Mortgage Corp.	2.000		08/25/16	1,062	1,063,119
Federal Home Loan Mortgage Corp.	5.125		10/18/16	1,250	1,262,547
Federal National Mortgage Assoc.	0.387	(a)	10/03/16	1,000	999,335
Federal National Mortgage Assoc.	0.501	(b)	08/15/16	760	759,997
Federal National Mortgage Assoc.	0.505	(b)	01/26/17	1,000	999,877
Federal National Mortgage Assoc.	0.587	(b)	10/21/16	8,000	7,999,533
Federal National Mortgage Assoc.	0.597	(b)	12/20/17	5,500	5,498,169
Federal National Mortgage Assoc.	0.625		08/26/16	10,000	10,001,274
Federal National Mortgage Assoc.	0.635	(b)	01/11/18	3,000	3,000,000
Federal National Mortgage Assoc.	1.250		09/28/16-01/30/17	10,459	10,482,414
Federal National Mortgage Assoc.	1.375		11/15/16	1,368	1,371,522
Federal National Mortgage Assoc.	4.875		12/15/16	1,780	1,808,814

					612,732,166

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bills	0.326	(a)	10/27/16	5,000	4,996,133
U.S. Treasury Bills	0.409	(a)	01/12/17	5,000	4,990,866
U.S. Treasury Notes	0.875		11/30/16	5,000	5,007,584

					14,994,583

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
REPURCHASE AGREEMENTS(c) 12.1%
BNP Paribas Securities Corp., 0.35%, dated 07/29/16, due 08/01/16 in the amount of $28,817,841			28,817	$28,817,000
Merrill Lynch 0.34%, dated 07/29/16, due 08/01/16 in the amount of $25,000,708			25,000	25,000,000
TD Securities (USA) LLC, 0.34%, dated 07/29/16, due 08/01/16 in the amount of $25,000,708			25,000	25,000,000

				78,817,000

TOTAL INVESTMENTS 108.6% (amortized cost $706,543,749)(d)				706,543,749
Liabilities in excess of other assets (8.6)%				(56,245,811)

NET ASSETS 100.0%				$650,297,938

The following abbreviations are used in the annual report:

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(c)	The aggregate value of Repurchase Agreements is $78,817,000. Repurchase agreements are collateralized by FHLB (coupon rate 0.000%, maturity date 12/28/16), FHLMC (coupon rates 4.000%- 6.000%, maturity dates 04/01/23-03/01/36), FNMA (coupon rates 0.000%-6.500%, maturity dates 03/01/19-06/01/44), and a U.S. Treasury Note (coupon rate 2.125%, maturity date 12/31/22), with the aggregate value, including accrued interest, of $80,393,514. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	15

Portfolio of Investments (continued)

as of July 31, 2016

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$612,732,166	$—
U.S. Treasury Obligations	—	14,994,583	—
Repurchase Agreements	—	78,817,000	—

Total	$—	$706,543,749	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2016 were as follows (unaudited):

U.S. Government Agency Obligations	94.2%
Repurchase Agreements	12.1
U.S. Treasury Obligations	2.3

108.6
Liabilities in excess of other assets	(8.6)

100.0%

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets

ANNUAL REPORT	JULY 31, 2016

Prudential Government Money Market Fund, Inc.

Statement of Assets & Liabilities

as of July 31, 2016

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated Investments	$627,726,749
Repurchase Agreements	78,817,000
Cash	528
Receivable for Fund shares sold	802,310
Interest receivable	469,221

Total Assets	707,815,808

Liabilities
Payable for Fund shares reacquired	43,210,016
Payable for investments purchased	13,992,081
Management fee payable	141,163
Accrued expenses and other liabilities	131,151
Affiliated transfer agent fee payable	43,215
Dividends payable	244

Total Liabilities	57,517,870

Net Assets	$650,297,938

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$650,279
Paid-in capital in excess of par	649,646,558

650,296,837
Distributions in excess of net investment income	(244)
Accumulated net realized gain on investment transactions	1,345

Net assets, July 31, 2016	$650,297,938

See Notes to Financial Statements.

18

Class A
Net asset value, offering price and redemption price per share ($504,907,014 ÷ 504,891,814 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($18,820,615 ÷ 18,818,155 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($15,650,421 ÷ 15,649,672 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($110,919,888 ÷ 110,918,938 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	19

Statement of Operations

Year Ended July 31, 2016

Net Investment Income (Loss)
Income
Interest income	$2,154,364

Expenses
Management fee	2,106,365
Distribution fee—Class A	641,457
Transfer agent’s fees and expenses (including affiliated expense of $250,600)	640,000
Shareholders’ reports	120,000
Custodian and accounting fees	115,000
Registration fees	114,000
Audit fee	32,000
Legal fees and expenses	30,000
Directors’ fees	18,000
Insurance expenses	7,000
Miscellaneous	15,353

Total expenses	3,839,175
Less: Management fee waiver	(1,111,520)
Distribution fee waiver—Class A	(641,457)

Net expenses	2,086,198

Net investment income (loss)	68,166

Realized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	23,589

Net Increase (Decrease) In Net Assets Resulting From Operations	$91,755

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

	Year Ended July 31,
	2016	2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,166	$65,359
Net realized gain (loss) on investment transactions	23,589	6,358

Net increase (decrease) in net assets resulting from operations	91,755	71,717

Dividends to shareholders (Note 1)
Class A	(70,615)	(52,033)
Class B	(2,903)	(2,440)
Class C	(2,636)	(1,719)
Class Z	(16,176)	(13,545)

	(92,330)	(69,737)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	1,365,147,937	1,282,899,769
Net asset value of shares issued in reinvestment of dividends and distributions	87,922	65,410
Cost of shares reacquired	(1,367,654,787)	(1,252,107,295)

Net increase (decrease) in net assets from Fund share transactions	(2,418,928)	30,857,884

Total increase (decrease)	(2,419,503)	30,859,864

Net Assets:
Beginning of year	652,717,441	621,857,577

End of year	$650,297,938	$652,717,441

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	21

Notes to Financial Statements

Prudential Government Money Market Fund, Inc. (formerly Prudential MoneyMart Assets, Inc.) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

Pursuant to the investment policy changes approved by the Board at its meeting in September 2015, on March 30, 2016 the Fund changed its name to Prudential Government Money Market Fund and is managed as a government money market fund. The Fund invests at least 99.5% of its total assets in government securities, cash, and/or repurchase agreements that are fully collateralized by cash or government securities. The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 NAV and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of the financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional

Prudential Government Money Market Fund, Inc.	23

Notes to Financial Statements (continued)

buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains (losses) are allocated daily to each class of shares

24

based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: The Fund declares daily dividends from net investment income and net realized short-term capital gains, if any, to its shareholders on record at the time of such declaration. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its Prudential Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of average daily net assets on the first $50 million and .30% of average daily net assets in excess of $50 million. The effective management fee rate after waivers was 0.15% for the year ended July 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Prudential Government Money Market Fund, Inc.	25

Notes to Financial Statements (continued)

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to .125% of the average daily net assets of the Class A shares. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

In order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain (loss)) does not fall below .01%. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the year ended July 31, 2016, PIMS waived $641,457 of Class A’s distribution and service (12b-1) fees and PI has waived $1,111,520 of the Fund’s management fees. The Fund is not required to reimburse PIMS and PI for the amounts waived during the year ended July 31, 2016.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

4. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

26

There are 20 billion authorized shares of $.001 par value common stock divided into six classes, which consist of 11 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares as of July 31, 2016.

As of July 31, 2016, three shareholders of record held 62% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Year ended July 31, 2016:
Shares sold	1,291,889,964	$1,291,889,964
Shares issued in reinvestment of dividends and distributions	66,747	66,747
Shares reacquired	(1,273,223,101)	(1,273,223,094)

Net increase (decrease) in shares outstanding before conversion	18,733,610	18,733,617
Shares issued upon conversion from other share class(es)	1,948,428	1,948,428
Shares reacquired upon conversion into other share class(es)	(1,527,201)	(1,527,208)

Net increase (decrease) in shares outstanding	19,154,837	$19,154,837

Year ended July 31, 2015:
Shares sold	1,140,871,345	$1,140,871,347
Shares issued in reinvestment of dividends and distributions	48,294	48,294
Shares reacquired	(1,134,832,477)	(1,134,832,513)

Net increase (decrease) in shares outstanding before conversion	6,087,162	6,087,128
Shares issued upon conversion from other share class(es)	593,439	593,439
Shares reacquired upon conversion into other share class(es)	(204,978)	(204,979)

Net increase (decrease) in shares outstanding	6,475,623	$6,475,588

Class B
Year ended July 31, 2016:
Shares sold	7,167,149	$7,167,149
Shares issued in reinvestment of dividends and distributions	2,557	2,557
Shares reacquired	(9,118,442)	(9,118,442)

Net increase (decrease) in shares outstanding before conversion	(1,948,736)	(1,948,736)
Shares reacquired upon conversion into other share class(es)	(99,009)	(99,009)

Net increase (decrease) in shares outstanding	(2,047,745)	$(2,047,745)

Year ended July 31, 2015:
Shares sold	4,991,979	$4,991,979
Shares issued in reinvestment of dividends and distributions	2,082	2,082
Shares reacquired	(9,434,923)	(9,434,923)

Net increase (decrease) in shares outstanding before conversion	(4,440,862)	(4,440,862)
Shares reacquired upon conversion into other share class(es)	(97,184)	(97,184)

Net increase (decrease) in shares outstanding	(4,538,046)	$(4,538,046)

Prudential Government Money Market Fund, Inc.	27

Notes to Financial Statements (continued)

Class C	Shares	Amount
Year ended July 31, 2016:
Shares sold	21,987,186	$21,987,186
Shares issued in reinvestment of dividends and distributions	2,475	2,475
Shares reacquired	(22,753,764)	(22,753,763)

Net increase (decrease) in shares outstanding before conversion	(764,103)	(764,102)
Shares reacquired upon conversion into other share class(es)	(1,856,158)	(1,856,158)

Net increase (decrease) in shares outstanding	(2,620,261)	$(2,620,260)

Year ended July 31, 2015:
Shares sold	28,830,453	$28,830,453
Shares issued in reinvestment of dividends and distributions	1,529	1,529
Shares reacquired	(27,215,648)	(27,215,647)

Net increase (decrease) in shares outstanding before conversion	1,616,334	1,616,335
Shares reacquired upon conversion into other share class(es)	(295,963)	(295,964)

Net increase (decrease) in shares outstanding	1,320,371	$1,320,371

Class Z
Year ended July 31, 2016:
Shares sold	44,103,638	$44,103,638
Shares issued in reinvestment of dividends and distributions	16,143	16,143
Shares reacquired	(62,559,488)	(62,559,488)

Net increase (decrease) in shares outstanding before conversion	(18,439,707)	(18,439,707)
Shares issued upon conversion from other share class(es)	1,536,462	1,536,462
Shares reacquired upon conversion into other share class(es)	(2,514)	(2,514)

Net increase (decrease) in shares outstanding	(16,905,759)	$(16,905,759)

Year ended July 31, 2015:
Shares sold	108,205,990	$108,205,990
Shares issued in reinvestment of dividends and distributions	13,505	13,505
Shares reacquired	(80,624,213)	(80,624,212)

Net increase (decrease) in shares outstanding before conversion	27,595,282	27,595,283
Shares issued upon conversion from other shares class(es)	204,979	204,979
Shares reacquired upon conversion into other share class(es)	(200,290)	(200,291)

Net increase (decrease) in shares outstanding	27,599,971	$27,599,971

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized gain on investment

28

transactions. For the year ended July 31, 2016, the adjustments were to decrease distributions in excess of net investment income and decrease accumulated net realized gain on investment transactions by $24,467 due to the reclassification of distributions. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

For the years ended July 31, 2016 and July 31, 2015, the tax character of dividends paid by the Fund were $92,330 and $69,737 of ordinary income, respectively.

As of July 31, 2016, the accumulated undistributed earnings on a tax basis was $1,345 of ordinary income.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Government Money Market Fund, Inc.	29

Financial Highlights

Class A Shares
	Year Ended July 31,
	2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.02%

Ratios/Supplemental Data:
Net assets, end of year (000)	$504,907		$485,752		$479,275		$513,602		$530,669
Average net assets (000)	$513,050		$485,946		$511,433		$514,563		$554,682
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.31%		.16%		.14%		.19%		.18%
Expenses before waivers and/or expense reimbursement	.60%		.62%		.59%		.60%		.61%
Net investment income (loss)	.01%		.01%		.01%		.01%		.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

30

Class B Shares
	Year Ended July 31,
	2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.02%

Ratios/Supplemental Data:
Net assets, end of year (000)	$18,821		$20,868		$25,406		$32,086		$35,190
Average net assets (000)	$20,770		$23,124		$29,218		$32,953		$40,272
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.31%		.16%		.14%		.19%		.18%
Expenses before waivers and/or expense reimbursement	.48%		.50%		.47%		.48%		.48%
Net investment income (loss)	.01%		.01%		.01%		.01%		.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	31

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,
	2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.02%

Ratios/Supplemental Data:
Net assets, end of year (000)	$15,650		$18,271		$16,950		$22,504		$16,238
Average net assets (000)	$19,016		$16,085		$20,204		$16,670		$20,032
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.31%		.16%		.14%		.19%		.18%
Expenses before waivers and/or expense reimbursement	.48%		.50%		.47%		.48%		.48%
Net investment income (loss)	.01%		.01%		.01%		.01%		.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

32

Class Z Shares
	Year Ended July 31,
	2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.02%

Ratios/Supplemental Data:
Net assets, end of year (000)	$110,920		$127,826		$100,226		$109,562		$118,185
Average net assets (000)	$115,952		$125,188		$104,374		$110,803		$119,232
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.31%		.16%		.14%		.19%		.18%
Expenses before waivers and/or expense reimbursement	.48%		.50%		.47%		.48%		.48%
Net investment income (loss)	.01%		.01%		.01%		.01%		.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	33

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

Prudential Government Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Government Money Market Fund, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 16, 2016

34

Tax Information (unaudited)

For the year ended July 31, 2016, the Fund reports the maximum amount allowable but not less than 100% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2017, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2016.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 45.39% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

Prudential Government Money Market Fund, Inc.	35

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (64) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (64) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Government Money Market Fund, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (73) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (73) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Visit our website at prudentialfunds.com

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (57) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2008; Stephen G. Stoneburn, 1996; Grace C. Torres, 2014; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009; Stuart S. Parker, Board Member since 2014 and President since 2012.

Prudential Government Money Market Fund, Inc.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (61) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (41) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (58) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Visit our website at prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Theresa C. Thompson (54) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (48) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (58) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (49) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (55) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (48) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Government Money Market Fund, Inc.

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at prudentialfunds.com

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Government Money Market Fund, Inc. (the “Fund”) consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its Prudential Fixed Income (“PFI”) unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and

Prudential Government Money Market Fund, Inc.

Approval of Advisory Agreements (continued)

between PI and PGIM, which, through its PFI unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PGIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PGIM, and also considered the qualifications, backgrounds and responsibilities of PFI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PFI’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PFI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PFI. The Board noted that PFI is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PFI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PFI under the management and subadvisory agreements.

Visit our website at prudentialfunds.com

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2015 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Government Money Market Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PI and PFI

The Board considered potential ancillary benefits that might be received by PI and PFI and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PFI included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PFI were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2015.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper US Government Money Market Funds Performance Universe1) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

[1]

The Fund was compared to the Lipper Government Money Market Funds Performance Universe, although the Fund is classified in the Lipper Money Market Instrument Funds Performance Universe. The Lipper Government Money Market Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Visit our website at prudentialfunds.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its Peer Universe over all periods.
•	The Board noted information provided by PI indicating that the Fund’s net total expense ratio was within eight basis points of the median of all funds in the Peer Group.
•	The Board and PI agreed to continue PI’s practice of waiving a portion of its management fee in order to maintain a yield floor for the Fund.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Government Money Market Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Money Market Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBMXX	MJBXX	MJCXX	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W805

MF108E    0296538-00001-00

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. During the period covered by this report, there have been no amendments to any provision of the code of ethics nor have any waivers been granted from any provision of the code of ethics.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2016 and July 31, 2015, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $32,538 and $22,950, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2016 and July 31, 2015: none.

(c) Tax Fees

For the fiscal years ended July 31, 2016 and July 31, 2015: none.

(d) All Other Fees

For the fiscal years ended July 31, 2016 and July 31, 2015: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢    Annual Fund financial statement audits

➢    Seed audits (related to new product filings, as required)

➢    SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢    Accounting consultations

➢    Fund merger support services

➢    Agreed Upon Procedure Reports

➢    Attestation Reports

➢    Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000, any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢    Tax compliance services related to the filing or amendment of the following:

¡	Federal, state and local income tax compliance; and,
¡	Sales and use tax compliance

➢    Timely RIC qualification reviews

➢    Tax distribution analysis and planning

➢    Tax authority examination services

➢    Tax appeals support services

➢    Accounting methods studies

➢    Fund merger support services

➢    Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000, any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended July 31, 2016 and July 31, 2015: not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2016 and July 31, 2016 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 19, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	September 19, 2016